Simpson Thacher & Bartlett llp
900 g street, nw washington, d.c. 20001
telephone: +1-202-636-5500
Direct Dial Number	E-mail Address
(202) 636-5592	steven.grigoriou@stblaw.com

March 28, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Preliminary Proxy Materials for Franklin BSP Capital Corporation

Dear Sir or Madam:

On behalf of Franklin BSP Capital Corporation (the “Company”), electronically transmitted herewith, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, please find a preliminary proxy statement of the Company.

Any questions or communications regarding this filing should be directed to Steven Grigoriou (steven.grigoriou@stblaw.com or (202) 636-5592).

Very truly yours,

/s/ Steven Grigoriou, Esq.
Steven Grigoriou